OPERATING LEASES (Summary of maturity of operating leases liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Future lease payments under operating leases
2022 remaining	$ 749
2023	1,405
2024	1,188
2025	1,188
2026	891
Total	5,421
Less: imputed interest	(353)
Total operating lease liabilities	$ 5,068	$ 6,782